GAIN ON SALE OF SPECTRUM LICENCES (Details) $ in Millions			12 Months Ended
	Jul. 24, 2017 CAD ($) Asset	Jun. 20, 2017 CAD ($)	Dec. 31, 2017 CAD ($)
GAIN ON SALE OF SPECTRUM LICENCES
Gain on disposal			$ 330.9
AWS spectrum licence
GAIN ON SALE OF SPECTRUM LICENCES
Cash consideration		$ 184.2
Gain on disposal		$ 87.8
2500 MHz and 700 MHz wireless spectrum licences
GAIN ON SALE OF SPECTRUM LICENCES
Number of intangible assets sold | Asset	7
Cash consideration	$ 430.0
Gain on disposal	$ 243.1